Shareholder Report, Average Annual Return (Details)		12 Months Ended	27 Months Ended		30 Months Ended	44 Months Ended	60 Months Ended	81 Months Ended	82 Months Ended	114 Months Ended	120 Months Ended
		Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with maximum 2.25% sales charge)
Average Annual Return, Percent		4.90%					(0.40%)				1.65%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with maximum 1.00% deferred sales charge)
Average Annual Return, Percent		5.66%					(0.68%)			0.96%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		7.65%					0.28%				2.13%
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		6.39%					2.37%	2.64%
Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A1 (with maximum 1.50% sales charge)
Average Annual Return, Percent		4.29%			4.24%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		6.66%					2.63%		2.91%
Angel Oak High Yield Opportunities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak High Yield Opportunities ETF NAV
Average Annual Return, Percent		9.00%					4.99%				5.66%
Angel Oak Mortgage-Backed Securities ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak Mortgage-Backed Securities ETF NAV
Average Annual Return, Percent		4.98%				(0.79%)
Angel Oak UltraShort Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak UltraShort Income ETF NAV
Average Annual Return, Percent		6.43%		6.68%
Angel Oak Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Angel Oak Income ETF NAV
Average Annual Return, Percent		7.10%	7.86%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (without sales charge)
Average Annual Return, Percent		7.36%					0.07%				1.88%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (without sales charge)
Average Annual Return, Percent		6.66%					(0.68%)			0.96%
Without Sales Load [Member] | Class A1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A1 (without sales charge)
Average Annual Return, Percent		6.40%			4.88%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.07%					(0.60%)				1.19%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.07%					(0.60%)			1.42%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.07%					(0.60%)				1.19%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[1]	2.07%					(0.60%)	1.41%
Bloomberg Short Treasury: 9-12 Months [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury: 9-12 Months
Average Annual Return, Percent		5.00%					2.27%	2.36%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short-Term Government/Corporate Index
Average Annual Return, Percent		5.25%					2.53%	2.53%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[2]	2.07%			0.94%
Bloomberg Short Treasury: 9-12 Months [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury: 9-12 Months
Average Annual Return, Percent		5.00%			4.30%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent		5.25%			4.69%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[3]	2.07%					(0.60%)		1.28%
Bloomberg Short Treasury: 9-12 Months [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Treasury: 9-12 Months
Average Annual Return, Percent		5.00%					2.27%		2.35%
Bloomberg Short Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short Term Government/Corporate Index
Average Annual Return, Percent		5.25%					2.53%		2.52%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.07%					(0.60%)				1.19%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent		9.68%					4.49%				5.24%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.07%				(1.67%)
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent		2.19%				(1.70%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	[4]	2.07%		5.26%
Bloomberg Short-Term Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Short-Term Government/Corporate Index
Average Annual Return, Percent		5.25%		5.15%
Bloomberg U.S. Treasury Bills Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Bills Index
Average Annual Return, Percent		5.23%		5.09%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.07%	5.03%

[1]
**	In accordance with new regulatory requirements, the Fund’s broad-based benchmark index has changed to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance continues to be compared to the prior benchmarks which more closely represent the markets and/or asset classes in which the Fund primarily invests.

[2]
**	In accordance with new regulatory requirements, the Fund’s broad-based benchmark index has changed to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance continues to be compared to the prior benchmarks which more closely represent the markets and/or asset classes in which the Fund primarily invests.

[3]
**	In accordance with new regulatory requirements, the Fund’s broad-based benchmark index has changed to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance continues to be compared to the prior benchmarks which more closely represent the markets and/or asset classes in which the Fund primarily invests.

[4]
**	In accordance with new regulatory requirements, the Fund’s broad-based benchmark index has changed to the Bloomberg U.S. Aggregate Bond Index. The Fund’s performance continues to be compared to the prior benchmarks which more closely represent the markets and/or asset classes in which the Fund primarily invests.